Accrued Expense and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expense and Other Current Liabilities
Accrued Expense and Other Current Liabilities

Note 12. Accrued Expense and Other Current Liabilities

The following table summarizes accrued liabilities as of December 31, 2021 and 2020:

(Thousands)	December 31, 2021	December 31, 2020
Accrued compensation and sales commissions	$8,731	$6,678
Accrued interest	2,905	2,382
Payroll, sales, and other taxes	1,666	4,088
Accrued sales incentives	1,921	3,111
Self-insurance liabilities	710	1,461
Accrued management fees	1,111	278
Other accrued liabilities	9,326	5,511
Total accrued liabilities	$26,370	$23,509